LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Schedule of Investments		September 30, 2023 (unaudited)
			Shares	Value
65.46%	COMMON STOCK
12.56%	DIVERSIFIED/OTHER
	Alexander & Baldwin, Inc. . . . . . . . . . . . . .	. . .	52,050	$ 870,796
	The Howard Hughes Corp.(A) . . . . . . . . . . . . .		12,665	938,856
	Kennedy-Wilson Holdings, Inc. . . . . . . . . . . .		69,191	1,019,875
				2,829,527
10.13%	HEALTHCARE
	Healthcare Realty Trust, Inc. . . . . . . . . . . .	. . .	77,327	1,180,783
	Healthpeak Properties, Inc. . . . . . . . . . . .	. . .	59,995	1,101,508
				2,282,291
3.72%	HOTEL
	Hersha Hospitality Trust - Class A . . . . . .	. . .	85,009	838,189
7.02%	OFFICE/INDUSTRIAL
	Brandywine Realty Trust . . . . . . . . . . . . . .	. . .	136,800	621,072
	STAG Industrial, Inc. . . . . . . . . . . . . . . . . . .	. . .	27,818	959,999
				1,581,071
17.60%	RESIDENTIAL
	Apartment Income REIT Corp. . . . . . . . . .	. . .	34,923	1,072,136
	Century Communities, Inc. . . . . . . . . . . . .	. . .	8,106	541,319
	Independence Realty Trust, Inc. . . . . . . . . . .		47,718	671,392
	UMH Properties, Inc. . . . . . . . . . . . . . . . . .	. . .	68,052	954,089
	Veris Residential, Inc. . . . . . . . . . . . . . . . . .	. . .	43,920	724,680
				3,963,616
14.43%	RETAIL
	Brixmor Property Group, Inc. . . . . . . . . . .	. . .	48,310	1,003,882
	Kite Realty Group Trust . . . . . . . . . . . . . . .	. . .	54,071	1,158,201
	Urban Edge Properties . . . . . . . . . . . . . . .	. . .	71,290	1,087,885
				3,249,968
65.46%	TOTAL COMMON STOCK
	(Cost: $14,913,670) . . . . . . . . . . . . . . . . . . .	. . . . . .	. . . . . . . . . . . .	14,744,662

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QUARTERLY REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Schedule of Investments - continued		September 30, 2023 (unaudited)
			Shares	Value
12.42%	EXCHANGE TRADED FUND
12.42%	REAL ESTATE
	Real Estate Select Sector SPDR Fund . .	. . .	82,124	$ 2,797,965
12.42%	TOTAL EXCHANGE TRADED FUND
	(Cost: $3,122,646) . . . . . . . . . . . . . . . . . . . .	. . . . . .	. . . . . . . . . . . .	2,797,965
10.62%	MONEY MARKET FUND
	Money Market Fiduciary(A) 0.000%(B)
	(Cost: $2,391,681) . . . . . . . . . . . . . . . . . . . .	. . .	2,391,681	2,391,681
11.07%	PREFERRED STOCK
2.37%	CONVERTIBLE
	RPT Realty, Series D, 7.250% . . . . . . . . . .	. . .	10,537	533,383
1.16%	DIVERSIFIED/OTHER
	DigitalBridge Group, Inc. Series H, 7.500%	. . .	11,928	261,223
1.42%	FINANCIALS
	KKR Real Estate Finance . . . . . . . . . . . . . .	. . .	19,618	319,773
0.55%	HEALTHCARE
	Healthcare Trust Inc. Series B, 7.125% . . . . .		6,631	122,872
3.44%	HOTEL
	Hersha Hospitality Trust, Series C, 6.875%	. . .	9,188	226,760
	Hersha Hospitality Trust, Series D, 6.500%	. . .	22,100	546,975
				773,735
2.13%	REAL ESTATE
	City Office REIT, Inc. Series A, 6.625% . .	. . .	13,906	207,617
	UMH Properties, Inc. . . . . . . . . . . . . . . . . .	. . .	12,969	272,608
				480,225
11.07%	TOTAL PREFERRED STOCK
	(Cost: $2,606,692) . . . . . . . . . . . . . . . . . . .	. . . . . .	. . . . . . . . . . . .	2,491,211

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QUARTERLY REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Schedule of Investments - continued		September 30, 2023 (unaudited)
			Shares	Value
99.57%	TOTAL INVESTMENTS
	(Cost: $23,034,689) . . . . . . . . . . . . . . . . . .	. . . . . .	. . . . . . . . . . . .	$ 22,425,519
0.43%	. . . . . . . . . . . . . . . .Assets net of liabilities	. . . . . .	. . . . . . . . . . . .	96,006
100.00%	. . . . . . . . . . . . . . . . . . . . . . . .NET ASSETS	. . . . . .	. . . . . . . . . . . .	$22,521,525

(A)Non-income producing

(B)Effective 7 day yield as of September 30,2023

See Notes to Schedule of Investments

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QUARTERLY REPORT